Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Non-Current Assets [Abstract]
Prepayment for intent equity investment	[1]	$ 2,741,228
Prepaid construction fee		1,514,280	276,939
Long-term receivables due to disposal of Tianjin Jiahao		635,280
Long-term security deposit for land use right	[2]	606,445	1,140,595
Other non-current assets		$ 5,497,233	$ 1,417,534

[1]	The balance is the prepayment to Mooneng Silicon (Hangzhou) Partnership (Limited partnership) for the intent equity investment.
[2]	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarters buildings in Changzhou.